FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Assets and Liabilities Measured at Fair Value on Recurring Basis
The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

		Total	Fair Value Measurements at December 31, 2023 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Derivative financial instruments	Other current assets	$5	—	$5	—
Equity securities	Other assets	$1,044	$1,044	—	—
Private equities	Other assets	$1,500	—	—	$1,500

		Total	Fair Value Measurements at December 31, 2022 Using
	Balance Sheet Location		Level 1	Level 2	Level 3
Assets:
Equity securities	Other assets	$678	$678	—	—
Private equities	Other assets	$1,000	—	—	$1,000